Segment and Geographic Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
During the first quarter of 2019, the Company consolidated its operating segments from three into two, eliminating the separate presentation of Ocean Bottom Integrated Technologies segment. This consolidation aligns with our asset light business model and evolved strategy to commercialize components of the Company’s next generation ocean bottom nodal system, 4Sea, instead of operating a crew. The Company is offering 4Sea components more broadly to the growing number of OBS service providers under recurring revenue commercial strategies that will enable it to share in the value the technology delivers. The Company may also license the right to manufacture and use the 4Sea nodal technology to a service provider on a value-based pricing model, such as a royalty stream. Revenues from 4Sea would be recognized through the relevant segment, either E&P Technology & Services or Operations Optimization.

Accordingly, the Company evaluates and reviews its results based on two business segments: E&P Technology & Services and Operations Optimization.
The segments represent components of the Company for which separate financial information is available that is utilized on a regular basis by the Chief Operating Decision Maker in determining how to allocate resources and evaluate performance. The Company measures segment operating results based on income (loss) from operations.
Previously reported segment information has been retrospectively revised throughout the consolidated financial statements, as applicable, for all periods presented to reflect the changes in the Company’s reporting segments.
A summary of segment information follows (in thousands):

	Years Ended December 31,
	2018		2017	2016
Net revenues:
E&P Technology & Services:
New Venture	$69,685		$100,824	$27,362
Data Library	47,095		40,016	39,989
Total multi-client revenues	116,780		140,840	67,351
Imaging Services	19,740		16,409	25,538
Total	$136,520		$157,249	$92,889
Operations Optimization:
Devices	$22,396		$23,610	$26,746
Optimization Software & Services	21,129		16,695	16,756
Total	$43,525		$40,305	$43,502
Other	$—		$—	$36,417	(a)
Total	$180,045		$197,554	$172,808
Gross profit (loss):
E&P Technology & Services	$43,369		$65,196	$4,708
Operations Optimization	22,293		20,076	21,745
Segment gross profit	65,662		85,272	26,453
Other (b)	(6,042)		(9,633)	9,579
Total	$59,620		$75,639	$36,032
Gross margin:
E&P Technology & Services	32%		41%	5%
Operations Optimization	51%		50%	50%
Segment gross margin	36%		43%	15%
Other	(3)%		(5)%	6%
Total	33%		38%	21%
Income (loss) from operations:
E&P Technology & Services	$21,758		$42,505	$(16,446)
Operations Optimization	7,295		8,022	9,652
Support and other (c)	(83,325)	(d)	(59,226)	(36,377)
Loss from operations	(54,272)		(8,699)	(43,171)
Interest expense, net	(12,972)		(16,709)	(18,485)
Other income (expense), net	(436)		(3,945)	1,350
Loss before income taxes	$(67,680)		$(29,353)	$(60,306)

(a)    Relates to revenues of the previously reported Ocean Bottom Integrated Technologies segment.
(b)    Relates to gross profit (loss) of previously reported Ocean Bottom Integrated Technologies segment.
(c)    Includes loss from operations of previously reported Ocean Bottom Integrated Technologies segment of $47.6 million, $16.3 million and $1.8 million for the years ended December 31, 2018, 2017 and 2016, respectively, which includes item (b) above and operating expenses of $41.6 million, $6.7 million and $11.3 million for the years ended December 31, 2018, 2017 and 2016.
(d)    Includes a charge of $36.6 million to write-down the cable-based ocean bottom acquisition technologies associated with the previously reported Ocean Bottom Integrated Technologies segment. This impairment relates to property, plant, equipment and seismic rental equipment of $21.3 million within the Operations Optimization segment and $15.3 million within the previously reported Ocean Bottom Integrated Technologies segment.

	Years Ended December 31,
	2018	2017	2016
Depreciation and amortization (including multi-client data library):
E&P Technology & Services	$51,673	$53,663	$44,100
Operations Optimization	995	1,349	1,780
Support and other (a)	5,083	8,682	9,430
Total	$57,751	$63,694	$55,310

(a)    Includes depreciation and amortization of previously reported Ocean Bottom Integrated Technologies segment of $4.2 million, $7.0 million and $7.5 million for the year ended December 31, 2018, 2017 and 2016, respectively.

	December 31,
	2018		2017
Total assets:
E&P Technology & Services	$165,132		$156,555
Operations Optimization	51,783		74,361
Support and other (a)	27,834		70,153
Total	$244,749	(b)	$301,069

(a)    Includes total assets of previously reported Ocean Bottom Integrated Technologies segment of $1.2 million and $20.8 million for the year ended December 31, 2018 and 2017, respectively.
(b)    Balance is net of impairment charge of $36.6 million related to the cable-based ocean bottom acquisition technologies.
A summary of total assets by geographic area follows (in thousands):

	December 31,
	2018	2017
North America	$86,614	$116,598
Latin America	69,418	55,661
Middle East	52,037	70,308
Europe	31,566	51,876
Other	5,114	6,626
Total	$244,749	$301,069

A summary of property, plant, equipment and seismic equipment less accumulated depreciation and impairment by geographic area follows (in thousands):

	December 31,
	2018		2017
North America	$11,663		$10,609
Europe	1,140		20,725
Latin America	143		170
Middle East	36		20,543
Other	59		106
Total	$13,041	(a)	$52,153
(a)    Balance is net of impairment charge of $36.6 million related to the cable-based ocean bottom acquisition technologies.
Intersegment sales are insignificant for all periods presented. Support and other assets include all assets specifically related to support personnel and operation and a majority of cash and cash equivalents. Depreciation and amortization expense is allocated to segments based upon use of the underlying assets.
A summary of net revenues by geographic area follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Latin America	$68,871	$68,241	$24,090
North America	44,474	48,120	38,005
Europe	31,077	44,930	41,674
Asia Pacific	17,817	18,896	16,226
Africa	10,837	6,837	41,417
Middle East	5,526	2,308	9,467
Commonwealth of Independent States	1,443	8,222	1,929
Total	$180,045	$197,554	$172,808

Net revenues are attributed to geographic areas on the basis of the ultimate destination of the equipment or service, if known, or the geographic area imaging services are provided. If the ultimate destination of such equipment is not known, net revenues are attributed to the geographic area of initial shipment.